Note 14 - Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December 31,
2022		2023	2024
Voyage expenses
Port charges and canal dues	523,943	665,090	1,064,879
Bunkers	1,952,911	619,285	910,690
Total	2,476,854	1,284,375	1,975,569

Vessel operating expenses
Crew wages and related costs	19,170,601	20,700,810	24,826,395
Insurance	4,364,430	4,788,264	5,323,900
Repairs and maintenance	1,563,886	1,607,116	1,812,873
Lubricants	3,426,772	3,916,827	3,762,845
Spares and consumable stores	7,443,502	8,625,958	8,432,764
Professional and legal fees	272,142	585,336	340,273
Other	1,425,858	1,779,844	2,186,870
Total	37,667,191	42,004,155	46,685,920